Average Annual Total Returns{- Energy Portfolio} - 02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 - Energy Portfolio	Energy Portfolio-Default Return Before Taxes Past 1 year	Energy Portfolio-Default Return Before Taxes Past 5 years	Energy Portfolio-Default Return Before Taxes Past 10 years	Energy Portfolio-Default After Taxes on Distributions Past 1 year	Energy Portfolio-Default After Taxes on Distributions Past 5 years	Energy Portfolio-Default After Taxes on Distributions Past 10 years	Energy Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Energy Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Energy Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1509 Past 1 year	F1509 Past 5 years	F1509 Past 10 years
Total	(32.51%)	(6.22%)	(4.62%)	(33.06%)	(6.62%)	(5.38%)	(18.87%)	(4.49%)	(2.99%)	18.40%	15.22%	13.88%	(33.03%)	(5.75%)	(3.62%)